SUMMARY OF MOVEMENTS IN ORDINARY STOCK (Details) (Parenthetical) $ / shares in Units, $ in Thousands															12 Months Ended
	Dec. 30, 2022 shares	Nov. 30, 2022 shares	Oct. 26, 2022 shares	Sep. 30, 2022 shares	Aug. 26, 2022 shares	Aug. 19, 2022 HKD ($) $ / shares shares	Jun. 06, 2022 shares	May 11, 2022 shares	May 10, 2022 shares	Mar. 31, 2022 shares	Feb. 15, 2022 shares	Nov. 10, 2021 shares	Mar. 05, 2021 shares	Jan. 28, 2021 HKD ($) $ / shares shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 HKD ($) $ / shares shares	Dec. 31, 2021 HKD ($) shares	Dec. 31, 2020 HKD ($)
Subsidiary, Sale of Stock [Line Items]
Conversion shares issued convertible notes holders	29,807,692		357,692	119,230						17,884,614	2,384,615	20,865,383	5,961,538
Options granted to purchase shares																	25,500,000
Shares exercised		3,882,308					2,038,462								15,822,308	15,822,308
Shares par value | $ / shares																$ 0.57
Gross proceeds from issue of ordinary shares | $																$ 105,300,000
Offering expense | $																19,387,000
Net proceeds from issue of ordinary shares															$ 11,014	$ 85,913,000
Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Conversion shares issued convertible notes holders															50,553,843	50,553,843	26,826,921
Shares exercised															15,822,308	15,822,308
Issuance of ordinary shares from public offering net, shares															108,000,000	108,000,000
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Gross proceeds from issue of ordinary shares | $						$ 11,700,000
IPO [Member] | Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of ordinary shares from public offering net, shares						93,913,060
Shares par value | $ / shares						$ 0.01
IPO [Member] | American Depositary Shares [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of ordinary shares from public offering net, shares						4,695,653
Ordinary shares in each ADS						20
Shares par value | $ / shares						$ 2.50
IPO [Member] | American Depositary Shares [Member] | Underwriters [Member]
Subsidiary, Sale of Stock [Line Items]
Options granted to purchase shares						704,347
Over-Allotment Option [Member] | Common Stock [Member] | Underwriters [Member]
Subsidiary, Sale of Stock [Line Items]
Shares exercised					14,086,940
Over-Allotment Option [Member] | American Depositary Shares [Member] | Underwriters [Member]
Subsidiary, Sale of Stock [Line Items]
Shares exercised					704,347
Share Option Scheme [Member]
Subsidiary, Sale of Stock [Line Items]
Share options approved to be granted														25,500,000
Options granted to purchase shares														25,500,000
Share options exercise price | $ / shares														$ 0.65
Vesting and exercise period														These share options granted were vested on January 28, 2021 with an exercise period from January 28, 2021 to January 27, 2026.
Equity-settled share-based transactions | $														$ 7,687,000
Shares exercised		3,882,308					2,038,462	5,961,538	4,000,000